Investment Objectives and Goals - Davis Global Fund and Davis International Fund	Oct. 31, 2025
Davis Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	Davis Global Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Davis International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Davis International Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.